Notes payable - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Sep. 30, 2020 USD ($)
Disclosure of Detailed Information Unsecured Senior Notes [Line Items]
Aggregate principal	¥ 3,572	¥ 5,636
Fair Values Of Notes Payable	5,128			$ 713
Interest paid for notes payable	¥ 101	¥ 101	¥ 94
Senior Unsecured Notes
Disclosure of Detailed Information Unsecured Senior Notes [Line Items]
Aggregate principal | $					$ 800